Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Lease Liabilities Recognized in Unaudited Condensed Consolidated Interim Financial Position
The transition to the lease liabilities recognized in the unaudited condensed consolidated interim financial position at January 1, 2019, in accordance with IFRS 16, is summarized below:

(EUR ‘000)
Operating lease commitments as per December 31, 2018	19,627
Short-term contracts, and low value assets	(169)

Undiscounted, operating lease commitments as per January 1, 2019	19,458

Lease liabilities discounted by incremental borrowing rates as per January 1, 2019	17,700